Employee Benefit Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Employee Benefit Plans
Employee Benefit Plans

8.   Employee Benefit Plans

401K Plan

Our employees within the United States are eligible to participate in a 401(k) plan (the “Plan”) sponsored by us. These employees are eligible to participate upon employment hire date and obtaining the age of eighteen. All eligible employees may contribute a percentage of their compensation subject to a maximum imposed by the Internal Revenue Code. We match 100% of the first 3% of gross pay contributed by each employee and 50% of the next 4% of gross pay contributed by each employee. We may also make additional non-elective employer contributions at our discretion under the Plan. Similar benefit plans exist for employees of our foreign subsidiaries. For the three months ended March 31, 2018 and 2017, employer matching contributions totaled $0.8 million and $0.4 million, respectively. Historically, we have not made non-elective employer contributions under the Plan.

9. Employee Benefit Plans

401K Plan

Our employees within the United States are eligible to participate in a 401(k) plan sponsored by us. These employees are eligible to participate upon employment hire date and obtaining the age of eighteen. All eligible employees may contribute a percentage of their compensation subject to a maximum imposed by the Internal Revenue Code. During 2017, we matched 100% of the first 3% of gross pay contributed by each employee and 50% of the next 4% of gross pay contributed by each employee. We may also make additional non‑elective employer contributions at its discretion under the plan. Similar benefit plans exist for employees of our foreign subsidiaries. During 2017, 2016 and 2015, employer matching contributions totaled $2.2 million, $1.2 million and $1.5 million, respectively. We have not made non‑elective employer contributions under the plan.